Segments and Geographical Information (Details) - Schedule of Total Revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Total Revenues [Line Items]
Total revenues	$ 19,734	$ 23,478
Israel [Member]
Schedule of Total Revenues [Line Items]
Total revenues	18,041	19,765
Far East [Member]
Schedule of Total Revenues [Line Items]
Total revenues	54	707
India [Member]
Schedule of Total Revenues [Line Items]
Total revenues	796	1,060
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	463	838
United States [Member]
Schedule of Total Revenues [Line Items]
Total revenues	377	1,080
Others [Member]
Schedule of Total Revenues [Line Items]
Total revenues	$ 3	$ 28